UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – September 30, 2017

Item 1 – Schedule of Investments.

Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.88%
iShares - 19.19%
Core S&P 500® ETF	7,225	$1,827,419
Core S&P® Mid-Cap ETF	4,119	736,889
JP Morgan USD Emerging Markets Bond ETF	12,496	1,454,785
TIPS Bond ETF	25,495	2,895,722

Total iShares		6,914,815

Other - 80.69%
Highland/iBoxx Senior Loan ETF	99,263	1,816,513
PIMCO Enhanced Short Maturity Active ETF	3,567	363,121
SPDR® Bloomberg Barclays High Yield Bond ETF	48,627	1,814,760
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	105,095	3,626,828
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	75,588	1,451,290
Vanguard® FTSE Developed Markets ETF	46,448	2,016,308
Vanguard® FTSE Emerging Markets ETF	25,172	1,096,744
Vanguard® Short-Term Bond ETF	40,905	3,265,037
Vanguard® Short-Term Corporate Bond ETF	36,265	2,905,914
Vanguard® Total Bond Market ETF	124,091	10,170,498
Vanguard® Total Stock Market ETF	4,239	549,035

Total Other		29,076,048

Total Exchange Traded Funds
(Cost $34,847,694)		35,990,863

	7-Day Yield	Shares	Value
Short-Term Investments - 1.17%
State Street Institutional Treasury Plus Money Market Fund	0.946%	422,813	$422,813

Total Short-Term Investments
(Cost $422,813)			422,813

Total Investments - 101.05%
(Total cost $35,270,507)			36,413,676

Liabilities in Excess of Other Assets - (1.05)%			(378,191)

Net Assets - 100.00%			$36,035,485
See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.25%
iShares - 28.88%
Core S&P 500® ETF	44,196	$11,178,494
Core S&P® Mid-Cap ETF	18,842	3,370,834
JP Morgan USD Emerging Markets Bond ETF	20,854	2,427,823
MSCI EAFE Value ETF	30,408	1,660,277
TIPS Bond ETF	42,151	4,787,510

Total iShares		23,424,938

Other - 70.37%
Highland/iBoxx Senior Loan ETF	175,058	3,203,561
PIMCO Enhanced Short Maturity Active ETF	7,969	811,244
SPDR® Bloomberg Barclays High Yield Bond ETF	86,772	3,238,331
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	209,762	7,238,887
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	125,974	2,418,701
Vanguard® FTSE Developed Markets ETF	133,145	5,779,824
Vanguard® FTSE Emerging Markets ETF	101,113	4,405,493
Vanguard® FTSE Europe ETF	28,470	1,660,655
Vanguard® Mid-Cap Value ETF	7,819	825,999
Vanguard® Short-Term Bond ETF	50,239	4,010,077
Vanguard® Short-Term Corporate Bond ETF	50,066	4,011,789
Vanguard® Total Bond Market ETF	217,345	17,813,596
Vanguard® Total Stock Market ETF	12,805	1,658,504

Total Other		57,076,661

Total Exchange Traded Funds
(Cost $75,317,045)		80,501,599

	7-Day Yield	Shares	Value
Short-Term Investments - 1.18%
State Street Institutional Treasury Plus Money Market Fund	0.946%	954,816	$954,816

Total Short-Term Investments
(Cost $954,816)			954,816

Total Investments - 100.43%
(Total cost $76,271,861)			81,456,415

Liabilities in Excess of Other Assets - (0.43)%			(348,648)

Net Assets - 100.00%			$81,107,767

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.09%
iShares - 33.19%
Core S&P 500® ETF	144,353	$36,511,204
Core S&P® Mid-Cap ETF	70,846	12,674,350
JP Morgan USD Emerging Markets Bond ETF	33,067	3,849,660
MSCI EAFE Value ETF	89,019	4,860,437
TIPS Bond ETF	50,353	5,719,094

Total iShares		63,614,745

Other - 65.90%
Highland/iBoxx Senior Loan ETF	311,466	5,699,828
PIMCO Enhanced Short Maturity Active ETF	18,797	1,913,535
SPDR® Bloomberg Barclays High Yield Bond ETF	153,985	5,746,720
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	359,108	12,392,817
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	198,256	3,806,515
Vanguard® FTSE Developed Markets ETF	442,331	19,201,589
Vanguard® FTSE Emerging Markets ETF	351,236	15,303,352
Vanguard® FTSE Europe ETF	132,417	7,723,884
Vanguard® Mid-Cap Value ETF	36,477	3,853,430
Vanguard® Short-Term Bond ETF	95,431	7,617,302
Vanguard® Small-Cap ETF	27,994	3,956,112
Vanguard® Total Bond Market ETF	406,543	33,320,264
Vanguard® Total Stock Market ETF	44,765	5,797,963

Total Other		126,333,311

Total Exchange Traded Funds
(Cost $167,218,556)		189,948,056
	7-Day Yield	Shares	Value
Short-Term Investments - 0.96%
State Street Institutional Treasury Plus Money Market Fund	0.946%	1,834,676	$1,834,676

Total Short-Term Investments
(Cost $1,834,676)			1,834,676

Total Investments - 100.05%
(Total cost $169,053,232)			191,782,732

Liabilities in Excess of Other Assets - (0.05)%			(92,781)

Net Assets - 100.00%			$191,689,951

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.08%
iShares - 40.73%
Core S&P 500® ETF	209,967	$53,106,953
Core S&P® Mid-Cap ETF	118,644	21,225,412
JP Morgan USD Emerging Markets Bond ETF	37,516	4,367,613
MSCI EAFE Small-Cap ETF	54,316	3,367,592
MSCI EAFE Value ETF	143,027	7,809,274

Total iShares		89,876,844

Other - 59.35%
Highland/iBoxx Senior Loan ETF	176,110	3,222,813
SPDR® Bloomberg Barclays High Yield Bond ETF	117,023	4,367,298
SPDR® Bloomberg Barclays Intermediate Term Corporate Bond ETF	251,943	8,694,553
VanEck Vectors™ J.P. Morgan EM Local Currency Bond ETF	227,275	4,363,680
Vanguard® FTSE Developed Markets ETF	638,766	27,728,832
Vanguard® FTSE Emerging Markets ETF	554,096	24,141,963
Vanguard® FTSE Europe ETF	152,997	8,924,315
Vanguard® Mid-Cap Value ETF	31,078	3,283,080
Vanguard® Short-Term Bond ETF	40,406	3,225,207
Vanguard® Small-Cap ETF	39,863	5,633,439
Vanguard® Small-Cap Value ETF	17,433	2,227,763
Vanguard® Total Bond Market ETF	267,028	21,885,615
Vanguard® Total Stock Market ETF	76,904	9,960,606
Vanguard® Value ETF	32,927	3,286,773

Total Other		130,945,937

Total Exchange Traded Funds
(Cost $181,285,655)		220,822,781
	7-Day Yield	Shares	Value
Short-Term Investments - 0.21%
State Street Institutional Treasury Plus Money Market Fund	0.946%	469,787	$469,787

Total Short-Term Investments
(Cost $469,787)			469,787

Total Investments - 100.29%
(Total cost $181,755,442)			221,292,568

Liabilities in Excess of Other Assets - (0.29)%			(644,912)

Net Assets - 100.00%			$220,647,656

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.08%
iShares - 47.43%
Core S&P 500® ETF	105,432	$26,666,916
Core S&P® Mid-Cap ETF	64,847	11,601,128
MSCI EAFE Small-Cap ETF	46,741	2,897,942
MSCI EAFE Value ETF	74,439	4,064,370

Total iShares		45,230,356

Other - 52.65%
Highland/iBoxx Senior Loan ETF	77,388	1,416,201
Vanguard® FTSE Developed Markets ETF	323,525	14,044,220
Vanguard® FTSE Emerging Markets ETF	283,827	12,366,342
Vanguard® FTSE Europe ETF	65,309	3,809,474
Vanguard® Mid-Cap Value ETF	8,936	943,999
Vanguard® Short-Term Bond ETF	11,756	938,364
Vanguard® Small-Cap ETF	20,560	2,905,539
Vanguard® Small-Cap Value ETF	15,151	1,936,146
Vanguard® Total Bond Market ETF	63,352	5,192,330
Vanguard® Total Stock Market ETF	36,706	4,754,161
Vanguard® Value ETF	18,956	1,892,188

Total Other		50,198,964

Total Exchange Traded Funds
(Cost $79,789,314)		95,429,320

	7-Day Yield	Shares	Value
Short-Term Investments - 0.18%
State Street Institutional Treasury Plus Money Market Fund	0.946%	176,470	$176,470

Total Short-Term Investments
(Cost $176,470)			176,470

Total Investments - 100.26%
(Total cost $79,965,784)			95,605,790

Liabilities in Excess of Other Assets - (0.26)%			(249,540)

Net Assets - 100.00%			$95,356,250

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 25.74%
AltaGas, Ltd.	64,385	$1,483,009
Enbridge, Inc.	107,063	4,472,149
Gibson Energy, Inc.	54,458	773,389
Inter Pipeline, Ltd.	142,371	2,949,542
Keyera Corp.	71,259	2,178,175
Pembina Pipeline Corp.	132,786	4,659,083
TransCanada Corp.	84,288	4,165,931
Veresen, Inc.	120,352	1,805,642

Total Canadian Energy Infrastructure Companies
(Cost $21,430,934)		22,486,920

U.S. Energy Infrastructure Companies - 25.19%
Kinder Morgan, Inc.	220,532	4,229,804
Macquarie Infrastructure Corp.	57,235	4,131,222
ONEOK, Inc.	78,710	4,361,321
SemGroup Corp., Class A	165,869	4,768,734
Targa Resources Corp.	95,644	4,523,961

Total U.S. Energy Infrastructure Companies
(Cost $19,983,156)		22,015,042

U.S. Energy Infrastructure MLPs - 24.77%
Andeavor Logistics LP	19,891	995,744
Antero Midstream Partners LP	20,853	657,495
Buckeye Partners LP	37,916	2,161,212
Cheniere Energy Partners LP	11,233	323,735
Energy Transfer Equity LP	230,328	4,003,101
Enterprise Products Partners LP	163,516	4,262,862
EQT GP Holdings LP	7,082	205,095
Magellan Midstream Partners LP	61,330	4,358,110
MPLX LP	77,481	2,712,610
NuStar GP Holdings LLC	9,102	200,244
Phillips 66 Partners LP	12,470	655,423
Shell Midstream Partners LP	23,823	663,232
Western Gas Equity Partners LP	10,758	443,014

Total U.S. Energy Infrastructure MLPs
(Cost $21,713,658)		21,641,877
	Shares	Value
U.S. General Partners - 24.41%
Archrock, Inc.	42,555	$534,065
CenterPoint Energy, Inc.	143,919	4,203,874
Dominion Energy, Inc.	54,118	4,163,298
EnLink Midstream LLC	38,639	666,523
OGE Energy Corp.	119,343	4,299,928
Plains GP Holdings LP, Class A	98,315	2,150,149
Tallgrass Energy GP LP	35,712	1,008,864
The Williams Cos., Inc.	143,387	4,303,044

Total U.S. General Partners
(Cost $19,241,214)		21,329,745

	7-Day Yield	Shares	Value
Short Term Investments - 0.06%
State Street Institutional Treasury Plus Money Market Fund	0.946%	51,926	$51,926

Total Short Term Investments
(Cost $51,926)			51,926

Total Investments - 100.17%
(Total cost $82,420,888)			87,525,510

Liabilities in Excess of Other Assets - (0.17)%			(152,397)

Net Assets - 100.00%			$87,373,113

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Closed-End Funds - 14.33%
Financials - 14.33%
Apax Global Alpha, Ltd. (1)	93,402	$188,990
HarbourVest Global Private Equity, Ltd. (2)	54,960	891,858
HBM Healthcare Investments AG, Class A	3,661	437,800
HgCapital Trust PLC	26,100	570,776
NB Private Equity Partners, Ltd.	17,400	231,528
Pantheon International PLC Fund (2)	5,735	143,323
Riverstone Energy, Ltd. (2)	23,635	388,919

Total Financials		2,853,194

Total Closed-End Funds
(Cost $2,652,372)		2,853,194

Common Stocks - 81.66%
Consumer Discretionary - 5.32%
Liberty Formula One, Class A (2)	6,215	226,785
Liberty SiriusXM, Class A (2)	5,400	226,260
Liberty Ventures, Class A (2)	8,925	513,634
Naspers, Ltd., N Shares	425	91,663

Total Consumer Discretionary		1,058,342

Consumer Staples - 3.97%
Schouw & Co. AB	7,275	790,905

Financials - 58.46%
3i Group PLC	68,100	833,149
Ackermans & van Haaren NV	3,830	671,533
Alleghany Corp. (2)	431	238,778
Altamir	4,194	75,840
Ares Capital Corp.	44,300	726,077
AURELIUS Equity Opportunities SE & Co. KGaA	15,689	1,031,725
Blackstone Group LP	23,800	794,206
Brait SE (2)	33,031	130,526
Brederode SA	1,451	84,375
Brookfield Asset Management, Inc., Class A	19,750	815,675
Carlyle Group LP	18,493	436,435
Compass Diversified Holdings LP	13,950	247,613
Eurazeo SA	5,829	521,038
FNFV Group (2)	23,800	408,170
Intermediate Capital Group PLC	46,700	585,730
Investor AB, B Shares	11,340	560,115
KKR & Co. LP	26,300	534,679
mutares AG	4,005	63,547
	Shares	Value
Financials (continued)
Onex Corp.	9,600	740,841
Pargesa Holding SA	4,825	401,108
Partners Group Holding AG	820	556,349
Princess Private Equity Holding, Ltd.	7,341	89,887
Standard Life Private Equity	77,376	354,080
Transaction Capital, Ltd.	99,943	112,575
Wendel SA	3,875	627,671

Total Financials		11,641,722

Health Care - 1.49%
Danaher Corp.	3,470	297,657

Industrials - 5.53%
Brookfield Business Partners LP	2,500	74,133
Fortress Transportation & Infrastructure Investors LLC	8,412	151,752
Gesco AG	1,781	63,359
Hosken Consolidated Investments, Ltd.	7,375	71,256
Indus Holding AG	5,010	370,498
Macquarie Infrastructure Corp.	5,100	368,118

Total Industrials		1,099,116

Information Technology - 4.22%
IAC/InterActiveCorp (2)	7,150	840,697

Utilities - 2.67%
Brookfield Infrastructure Partners LP, Class A	12,322	531,571

Total Common Stocks
(Cost $13,741,879)		16,260,010

	7-Day Yield	Shares	Value
Short-Term Investments - 3.89%
State Street Institutional Treasury Plus Money Market Fund	0.946%	774,808	$774,808

Total Short-Term Investments
(Cost $774,808)			774,808

Total Investments - 99.88%
(Total cost $17,169,059)			19,888,012

Other Assets in Excess of Liabilities - 0.12%			24,774

Net Assets - 100.00%			$19,912,786

(1)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $188,990, representing 0.95% of net assets.

(2)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Core ETF Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.14%
iShares - 72.41%
Core MSCI EAFE ETF	18,090	$1,160,835
Core MSCI Emerging Markets ETF	3,030	163,681
Core MSCI Total International Stock ETF	8,110	494,548
Core S&P 500® ETF	7,880	1,993,088
Core S&P Small-Cap® ETF	4,600	341,412
Core U.S. Aggregate Bond ETF	8,310	910,693
iBoxx $ Investment Grade Corporate Bond ETF	5,160	625,547
MBS ETF	3,850	412,335

Total iShares		6,102,139

Other - 25.73%
PowerShares QQQ Trust™ Series 1	2,870	417,441
SPDR® S&P MidCap 400® ETF Trust	1,320	430,756
Vanguard® Long-Term Bond ETF	3,510	329,133
Vanguard® Short-Term Bond ETF	9,850	786,227
Vanguard® Total International Bond ETF	3,750	204,712

Total Other		2,168,269

Total Exchange Traded Funds
(Cost $8,045,873)		8,270,408

Total Investments - 98.14%
(Total cost $8,045,873)		8,270,408

Other Assets in Excess of Liabilities - 1.86%		156,803

Net Assets - 100.00%		$8,427,211

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio
Schedule of Investments

As of September 30, 2017 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.12%
iShares - 31.33%
Core S&P Small-Cap® ETF	5,770	$428,249
MSCI Eurozone ETF	8,360	362,155
MSCI India ETF	7,440	244,404
Russell 2000® ETF	2,865	424,536
US Aerospace & Defense ETF	870	154,895

Total iShares		1,614,239

Other - 66.79%
Materials Select Sector SPDR® Fund	2,720	154,496
PIMCO Enhanced Short Maturity Active ETF	4,289	436,620
PowerShares QQQ Trust™ Series 1	5,308	772,049
SPDR® Dow Jones Industrial Average ETF Trust	1,150	257,393
SPDR® S&P 500® ETF Trust	3,093	777,054
SPDR® S&P Bank ETF	6,050	272,795
Vanguard® Growth ETF	5,813	771,676

Total Other		3,442,083

Total Exchange Traded Funds
(Cost $4,530,400)		5,056,322

Total Investments - 98.12%
(Total cost $4,530,400)		5,056,322

Other Assets in Excess of Liabilities - 1.88%		96,775

Net Assets - 100.00%		$5,153,097

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust
Notes to Quarterly Schedules of Investments
September 30, 2017 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Core ETF Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Core ETF Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio and the Stadion Portfolios have each elected to qualify as diversified Portfolios under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2017:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,990,863	$–	$–	$35,990,863
Short-Term Investments	422,813	–	–	422,813
Total	$36,413,676	$–	$–	$36,413,676

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$80,501,599	$–	$–	$80,501,599
Short-Term Investments	954,816	–	–	954,816
Total	$81,456,415	$–	$–	$81,456,415

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$189,948,056	$–	$–	$189,948,056
Short-Term Investments	1,834,676	–	–	1,834,676
Total	$191,782,732	$–	$–	$191,782,732

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$220,822,781	$–	$–	$220,822,781
Short-Term Investments	469,787	–	–	469,787
Total	$221,292,568	$–	$–	$221,292,568

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$95,429,320	$–	$–	$95,429,320
Short-Term Investments	176,470	–	–	176,470
Total	$95,605,790	$–	$–	$95,605,790

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$22,486,920	$–	$–	$22,486,920
U.S. Energy Infrastructure Companies	22,015,042	–	–	22,015,042
U.S. Energy Infrastructure MLPs	21,641,877	–	–	21,641,877
U.S. General Partners	21,329,745	–	–	21,329,745
Short-Term Investments	51,926	–	–	51,926
Total	$87,525,510	$–	$–	$87,525,510

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,853,194	$–	$–	$2,853,194
Common Stocks	16,260,010	–	–	16,260,010
Short-Term Investments	774,808	–	–	774,808
Total	$19,888,012	$–	$–	$19,888,012

ALPS | Stadion Core ETF Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,270,408	$–	$–	$8,270,408
Total	$8,270,408	$–	$–	$8,270,408

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,056,322	$–	$–	$5,056,322
Total	$5,056,322	$–	$–	$5,056,322

The Portfolios recognize transfers between levels as of the end of the period. For the nine months ended September 30, 2017, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the nine months ended September 30, 2017.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the nine months ended September 30, 2017, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

Item 2 - Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Jeremy Held
Jeremy Held
President (principal executive officer)

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy Held
Jeremy Held
President (principal executive officer)

Date:	November 27, 2017

By:	/s/ Patrick D. Buchanan
Patrick D. Buchanan
Treasurer (principal financial officer)

Date:	November 27, 2017